Schedule of Investments (unaudited) October 31, 2019	BlackRock Real Estate Securities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.5%

Health Care — 10.9%
CareTrust REIT, Inc.	41,333	$1,001,912
Healthcare Trust of America, Inc., Class A	115,580	3,582,980
Healthpeak Properties, Inc.	223,030	8,390,389
Omega Healthcare Investors, Inc.	58,153	2,561,058
Ventas, Inc.	95,199	6,197,455
Welltower, Inc.	48,973	4,441,361

		26,175,155

Industrial — 11.2%
Prologis, Inc.	211,333	18,546,584
Rexford Industrial Realty, Inc.	171,018	8,224,256

		26,770,840

Lodging — 4.9%
Hilton Worldwide Holdings, Inc.	54,450	5,279,472
Host Hotels & Resorts, Inc.	395,576	6,483,491

		11,762,963

Office — 13.0%
Alexandria Real Estate Equities, Inc.	67,943	10,785,951
Boston Properties, Inc.	79,581	10,918,513
Cousins Properties, Inc.	103,718	4,162,203
Douglas Emmett, Inc.	48,152	2,085,945
Hudson Pacific Properties, Inc.	93,808	3,369,583

		31,322,195

Residential — 20.7%
American Homes 4 Rent, Class A	240,626	6,369,370
AvalonBay Communities, Inc.	62,797	13,668,395
Equity Residential	139,367	12,356,278
Sun Communities, Inc.	53,918	8,769,763
UDR, Inc.	168,067	8,445,367

		49,609,173

Retail — 11.2%
Federal Realty Investment Trust	43,626	5,933,572
Regency Centers Corp.	115,108	7,739,862
Simon Property Group, Inc.	86,957	13,102,681

		26,776,115

Security	Shares	Value

Self Storage — 5.4%
Extra Space Storage, Inc.	74,269	$8,338,180
Life Storage, Inc.	42,511	4,630,298

		12,968,478

Specialty — 5.7%
Digital Realty Trust, Inc.	42,297	5,373,411
Equinix, Inc.	12,514	7,092,685
InterXion Holding NV(a)	14,151	1,248,401

		13,714,497

Triple Net Lease — 13.5%
EPR Properties	66,166	5,147,053
Plymouth Industrial REIT, Inc.	103,318	1,948,578
Spirit Realty Capital, Inc.	175,138	8,728,878
STAG Industrial, Inc.	116,318	3,610,511
VEREIT, Inc.	571,463	5,623,196
VICI Properties, Inc.	306,884	7,227,118

		32,285,334

Total Long-Term Investments — 96.5% (Cost: $223,217,039)		231,384,750

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)(c)	8,677,963	8,677,963

Total Short-Term Securities — 3.6% (Cost: $8,677,963)		8,677,963

Total Investments — 100.1% (Cost: $231,895,002)		240,062,713

Liabilities in Excess of Other Assets — (0.1)%		(178,701)

Net Assets — 100.0%		$239,884,012

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,618,476	7,059,487	8,677,963	$8,677,963	$24,830	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

OTC	Over-the-counter

REIT	Real Estate Investment Trust

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Real Estate Securities Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Morgan Stanley & Co. LLC	06/09/20	$4,872,619	$67,251	$4,939,870	2.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

U.S. Federal Funds Effective Rate

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC, as of period end, termination date 06/09/20:

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Health Care
CareTrust REIT, Inc.	203,790	$4,939,870	100.0%

Net Value of Reference Entity — Morgan Stanley & Co. LLC		$4,939,870

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Real Estate Securities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Health Care	$25,173,243	$1,001,912	$—	$26,175,155
Industrial	26,770,840	—	—	26,770,840
Lodging	11,762,963	—	—	11,762,963
Office	31,322,195	—	—	31,322,195
Residential	49,609,173	—	—	49,609,173
Retail	26,776,115	—	—	26,776,115
Self Storage	12,968,478	—	—	12,968,478
Specialty	13,714,497	—	—	13,714,497
Triple Net Lease	32,285,334	—	—	32,285,334
Short-Term Securities	8,677,963	—	—	8,677,963

Total Investments	$239,060,801	$1,001,912	$—	$240,062,713

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$67,251	$—	$67,251

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

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